Schedule of Investments (unaudited)
December 31, 2023
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 82.0%
BlackRock Emerging Markets Fund, Inc., Class K	1,926,183	$ 46,729,206
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	8,805,437	177,605,657
iShares Core S&P 500 ETF	837,545	400,036,618
iShares Global Energy ETF	301,720	11,800,269
iShares MSCI EAFE Growth ETF	666,007	64,502,778
iShares MSCI EAFE Value ETF	2,099,173	109,366,913
iShares MSCI Emerging Markets ex China ETF	501,621	27,794,820
iShares MSCI U.S.A. Min Vol Factor ETF	271,598	21,192,792
iShares MSCI U.S.A. Quality Factor ETF	825,173	121,415,955
iShares S&P 100 ETF	182,261	40,715,285
iShares S&P 500 Growth ETF	447,634	33,617,314
iShares U.S. Infrastructure ETF	347,523	13,994,751
iShares U.S. Technology ETF	383,098	47,025,280
		1,115,797,638
Fixed-Income Funds — 17.8%
BlackRock U.S. Mortgage Portfolio	2,071,082	18,391,212
iShares 20+ Year Treasury Bond ETF	327,659	32,398,922
iShares Core Total USD Bond Market ETF	1,061,868	48,920,259
iShares Treasury Floating Rate Bond ETF	655,775	33,096,964
Master Total Return Portfolio	$ 9,206,326	109,737,877
		242,545,234
Total Long-Term Investments — 99.8% (Cost: $1,187,223,184)		1,358,342,872
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(a)(b)	4,862,000	$ 4,862,000
Total Short-Term Securities — 0.4% (Cost: $4,862,000)		4,862,000
Total Investments — 100.2% (Cost: $1,192,085,184)		1,363,204,872
Liabilities in Excess of Other Assets — (0.2)%		(2,764,615)
Net Assets — 100.0%		$ 1,360,440,257
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 41,395,036	$ 2,231,149	$ (107,797)	$ (4,934)	$ 3,215,752	$ 46,729,206	1,926,183	$ 515,884	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	604,231	4,257,769(a)	—	—	—	4,862,000	4,862,000	47,104	—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	154,909,698	7,498,121	(2,877,193)	(69,191)	18,144,222	177,605,657	8,805,437	1,127,134	—
BlackRock U.S. Mortgage Portfolio	16,658,717	995,682	(46,199)	(2,600)	785,612	18,391,212	2,071,082	265,077	—
iShares 20+ Year Treasury Bond ETF	27,544,365	1,597,762	(77,728)	(12,068)	3,346,591	32,398,922	327,659	373,372	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P 500 ETF	$ 317,364,659	$ 43,675,603	$ (908,516)	$ (33,772)	$ 39,938,644	$ 400,036,618	837,545	$ 1,603,519	$ —
iShares Core S&P Mid-Cap ETF(b)	17,114,885	464,178	(17,015,966)	(2,004,185)	1,441,088	—	—	—	—
iShares Core Total USD Bond Market ETF	56,437,682	2,643,224	(12,330,943)	(985,134)	3,155,430	48,920,259	1,061,868	621,598	—
iShares Global Energy ETF	—	12,674,617	(30,124)	(2,238)	(841,986)	11,800,269	301,720	188,615	—
iShares MSCI EAFE Growth ETF	90,030,059	3,726,377	(35,396,876)	(895,839)	7,039,057	64,502,778	666,007	432,924	—
iShares MSCI EAFE Value ETF	114,212,602	6,386,769	(17,362,671)	(1,034,496)	7,164,709	109,366,913	2,099,173	1,969,475	—
iShares MSCI Emerging Markets ex China ETF	—	24,834,060	(61,188)	1,198	3,020,750	27,794,820	501,621	315,447	—
iShares MSCI U.S.A. Min Vol Factor ETF	31,322,083	1,156,850	(12,786,190)	(488,513)	1,988,562	21,192,792	271,598	115,922	—
iShares MSCI U.S.A. Quality Factor ETF	108,190,628	4,786,749	(4,086,889)	(57,817)	12,583,284	121,415,955	825,173	448,176	—
iShares S&P 100 ETF	—	36,833,342	(92,541)	1,683	3,972,801	40,715,285	182,261	121,013	—
iShares S&P 500 Growth ETF	29,432,710	1,314,215	(77,112)	(1,917)	2,949,418	33,617,314	447,634	94,728	—
iShares Treasury Floating Rate Bond ETF	31,636,085	1,789,159	(157,231)	(313)	(170,736)	33,096,964	655,775	573,364	—
iShares U.S. Infrastructure ETF	12,188,861	567,620	(30,565)	(2,642)	1,271,477	13,994,751	347,523	80,807	—
iShares U.S. Technology ETF	29,855,721	10,707,892	(108,606)	(228)	6,570,501	47,025,280	383,098	88,200	—
Master Total Return Portfolio	106,764,816	—	(1,026,830)(a)(c)	(467,423)	4,467,314	109,737,877	$9,206,326	1,281,790	—
SL Liquidity Series, LLC, Money Market Series(b)	21,669,550	—	(21,672,719)(a)	3,169	—	—	—	10,580(d)	—
				$ (6,057,260)	$ 120,042,490	$ 1,363,204,872		$ 10,274,729	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,248,604,995	$ —	$ —	$ 1,248,604,995
Short-Term Securities
Money Market Funds	4,862,000	—	—	4,862,000
	$ 1,253,466,995	$ —	$ —	1,253,466,995
Investments valued at NAV(a)				109,737,877
				$ 1,363,204,872
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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